PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2014
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

7. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net, consist of the following:

	December 31,
	2013	2014
Cost
Buildings and plant	$235,690,310	$233,230,935
Machinery and equipment	355,429,064	351,409,724
Furniture, fixtures and equipment	21,329,752	18,469,913
Motor vehicles	262,562	257,408
Less: Accumulated depreciation	(145,031,744)	(169,264,463)
Property, plant and equipment, net	$467,679,944	$434,103,517
Construction in process	20,824,239	124,902,602

Total	$488,504,183	$559,006,119

Depreciation expense was $37,371,791, $52,250,595 and $28,007,943 for the years ended December 31, 2012, 2013 and 2014, respectively.

The Group recognized impairments for long-lived assets of $42,754,481, $158,424,827 and $nil during the years ended December 31, 2012, 2013 and 2014, respectively.